Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Receivables

Supporting Information

		2019	2018
Receivables from customers	– third parties	2,936	2,628
	– Canpotex (Note 29)	194	208
Less allowance for expected credit losses of receivables from customers		(83)	(90)
		3,047	2,746
Rebates		190	169
Income taxes (Note 9)		104	248
Other receivables		201	179
		3,542	3,342